Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 2,328,569	$ 2,450,382	$ 1,993,920
Voyage expenses	(138,339)	(115,787)	(127,847)
Vessel operating expenses	(825,024)	(844,039)	(809,319)
Time-charter hire expense	(150,145)	(138,548)	(67,219)
Depreciation and amortization	(571,825)	(509,500)	(422,904)
General and administrative expenses	(119,889)	(133,184)	(140,917)
Asset impairments (note 17a)	(45,796)	(67,744)	0
Loan loss recoveries (note 17b)	0	0	2,521
Net (loss) gain on sale of vessels, equipment and other operating assets (note 17c)	(66,450)	(2,431)	8,750
Restructuring charges (note 19)	(26,811)	(14,017)	(9,826)
Income from vessel operations	384,290	625,132	427,159
Interest expense	(282,966)	(242,469)	(208,529)
Interest income	4,821	5,988	6,827
Realized and unrealized loss on non-designated derivative instruments (note 14)	(35,091)	(102,200)	(231,675)
Equity income (note 22)	85,639	102,871	128,114
Foreign exchange (loss) gain (notes 7 and 14)	(6,548)	(2,195)	13,431
Other (loss) income (note 13)	(39,013)	1,566	(1,152)
Net income before income taxes	111,132	388,693	134,175
Income tax (expense) recovery (note 20)	(24,468)	16,767	(10,173)
Net income	86,664	405,460	124,002
Less: Net income attributable to non-controlling interests (note 1)	(209,846)	(323,309)	(178,759)
Net (loss) income attributable to shareholders of Teekay Corporation	$ (123,182)	$ 82,151	$ (54,757)
Per common share of Teekay Corporation (note 18)
Basic (loss) earnings attributable to shareholders of Teekay Corporation (dollars per share)	$ (1.62)	$ 1.13	$ (0.76)
Diluted (loss) earnings attributable to shareholders of Teekay Corporation (dollars per share)	(1.62)	1.12	(0.76)
Cash dividends declared (dollars per share)	$ 0.22	$ 1.7325	$ 1.265
Weighted average number of common shares outstanding (note 18)
Basic (shares)	79,211,154	72,665,783	72,066,008
Diluted (shares)	79,211,154	73,190,564	72,066,008